OTHER CASH FLOW DISCLOSURES - Change in Non-cash Investing Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Accounts payable, including capital accruals	$ (10.5)	$ (7.5)